Share Capital and Share Premium - Summary of Shares (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Issued and fully paid:
266,010,256 and 289,428,096 ordinary shares of US$0.0001 each	$ 29,000	$ 27,000
Ordinary Shares
Authorised:
500,000,000 ordinary shares of US$0.0001 each	50,000	50,000
Issued and fully paid:
266,010,256 and 289,428,096 ordinary shares of US$0.0001 each	$ 29,000	$ 27,000